Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Disclosure [Abstract]
Stockholders' Equity
Stockholders’ Equity
The Company has two classes of common stock:
Class A Common Stock. 2,500,000 shares of Class A common stock were issued to the public in the IPO. Class A common stock entitles holders to one vote per share and full economic rights (including rights to dividends, if any, and distributions upon liquidation). Holders of Class A common stock hold 100% of the economic rights and a portion of the voting rights of the Company.
On June 13, 2013, the Company’s Board of Directors authorized and the Company declared an annual dividend rate of $0.72 per share of Class A common stock or an annual dividend rate of 3.6% based on the Class A common stock price in the IPO of $20.00, which is equal to a quarterly dividend of $0.18 per share. The dividend is payable in cash quarterly, beginning in July 2013, on the seventh business day of each quarter, in respect of the previous quarter, to stockholders of record at the close of business on the last business day of the previous quarter.
On June 14, 2013, the Company’s Board of Directors authorized and the Company declared its first quarterly cash dividend for its Class A common stock. The cash dividend was paid on July 10, 2013 to record holders of the Company’s Class A common stock at the close of business on June 28, 2013 in an amount equal to $0.18 per share.
On September 18, 2013, the Company’s Board of Directors authorized and the Company declared a cash dividend for the third quarter of 2013 for its Class A common stock. The cash dividend was paid on October 9, 2013 to record holders of the Company’s Class A common stock at the close of business on September 30, 2013 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the second quarter of 2013.
On December 23, 2013, the Company’s Board of Directors authorized and the Company declared a cash dividend for the fourth quarter of 2013 for its Class A common stock. The cash dividend was paid on January 10, 2014 to record holders of the Company’s Class A common stock at the close of business on December 31, 2013 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the third quarter of 2013.
On June 30, 2014, the Company issued 11,264,929 shares of Class A common stock as consideration in connection with the First Allied acquisition. The shares are reflected in Stockholders’ Equity beginning on September 25, 2013, the date common control with RCAP Holdings commenced.
Class B Common Stock. As of December 31, 2013 RCAP Holdings owns 24,000,000 Class B Units of each Original Operating Subsidiary and 24,000,000 shares of the Company’s Class B common stock. As of December 31, 2013, Class B common stock entitles holders to four votes per share; provided, however, that the Company’s certificate of incorporation provides that so long as any of the Class B common stock remains outstanding, the holders of Class B common stock always will have a majority of the voting power of the Company’s outstanding common stock, and thereby control the Company. Class B common stock holders have no economic rights (including no rights to dividends and distributions upon liquidation). Immediately following the conversion from 100 unclassified shares, RCAP Holdings, as holder of Class B common stock, held 0% of the economic rights and the majority of the voting rights of the Company.
Equity Plan. The RCS Capital Corporation Equity Plan provides for the grant of stock options, restricted shares of Class A common stock, restricted stock units, dividend equivalent rights and other equity-based awards to RCS Capital Management, LLC (“RCS Capital Management”), included under the Outperformance Agreement, non-executive directors, officers and other employees and independent contractors, including employees or directors of RCS Capital Management and its affiliates who are providing services to the Company. RCS Capital Management is an entity under common control with RCAP Holdings. The maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan was initially 250,000 shares of Class A common stock. Following any increase in the number of issued and outstanding shares of Class A common stock, the maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan will be a number of shares of Class A common stock equal to the greater of (x) 250,000 shares and (y) 10% of the total number of issued and outstanding shares of Class A common stock (on a diluted basis) at any time following such increase (subject to the registration of the increased number of available shares).
First Allied RSU Plan (the “FA RSU Plan”). 439,356 restricted units were issued to certain employees under the FA RSU Plan to provide for the grant of phantom stock in connection with the acquisition of First Allied by RCAP Holdings. Pursuant to the terms of the FA RSU Plan, phantom stock vests equally on each of the first three anniversaries of the acquisition of First Allied by RCAP Holdings, which occurred on September 25, 2013. The first tranche of restricted units that will vest on September 25, 2014 have a non-fluctuating value of $20.00 per unit and can be paid in cash or shares of Class A common stock at First Allied’s option. The second and third tranches of restricted units each represent one phantom share of Class A common stock and can be settled in either shares of the Class A common stock or a then equivalent amount of cash, at the Company’s option. For the year ended December 31, 2013, the Company recorded $0.8 million of stock based compensation pursuant to the RSU Plan which is included in Internal commissions, payroll and benefits in the Consolidated Statements of Income.